Financial investments	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Financial investments
5.	Financial investments

(a)	This caption is made up as follows:

	2023	2022
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	20,912,184	16,716,517
Investments at amortized cost (d)	3,383,014	3,231,139
Investments at fair value through profit or loss (e)	1,556,540	1,932,993
Equity instruments measured at fair value through other comprehensive income (f)	444,878	512,884

Total financial investments	26,296,616	22,393,533

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	334,385	322,425
Investments at amortized cost (d)	90,990	71,640

Total	26,721,991	22,787,598

In the determination of the expected loss for the financial investments’ portfolio, the Group has not needed to apply any subsequent adjustment to the model through the expert judgment, as it has been in the case of the loan portfolio, see Note 29.1, because the most significant investments held as of December 31, 2023 and 2022 are permanently evaluated by local and international credit-rating agencies, in an individual manner. Said agencies periodically modify the ratings of the issuers in accordance with the risk variation of each of the financial instrument, based on the particular situation of issuers.

(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2023
Corporate, leasing and subordinated bonds (*)	9,443,384	83,511	(865,654)	8,661,241	Jan-24 / Feb-97	2.22	14.52	4.00	18.00
Sovereign Bonds of the Republic of Peru (**)	8,320,671	13,599	(558,282)	7,775,988	Aug-24 / Feb-55	0.95	6.82	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru (***)	3,445,361	3,638	(15)	3,448,984	Jan-24 / Sep-2 4	5.60	6.66	—	—
Bonds guaranteed by the Peruvian Government	475,542	7,810	(9,722)	473,630	Oct-24 / Oct-33	2.81	4.65	7.39	7.92
Global Bonds of the Republic of Peru	498,897	—	(35,564)	463,333	Jul-25 / Dec-32	—	—	4.76	5.23
Treasury Bonds of the United States of America	76,556	26	(3,252)	73,330	Jan-24 / Feb-32	—	—	3.87	5.00
Global Bonds of the United States of Mexico	17,769	—	(2,091)	15,678	Feb-34	—	—	5.51	5.51

Total	22,278,180	108,584	(1,474,580)	20,912,184

Accrued interest				334,385

Total				21,246,569

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2022
Corporate, leasing and subordinated bonds (*)	8,707,969	9,477	(1,143,244)	7,574,202	Jan-23 / Feb-97	1.60	13.26	5.10	13.14
Sovereign Bonds of the Republic of Peru (**)	7,878,445	590	(1,270,254)	6,608,781	Sep-23 / Feb-55	1.89	8.14	—	—
Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru	1,434,752	89	(5)	1,434,836	Jan-23 / Mar-23	7.29	7.46	—	—
Bonds guaranteed by the Peruvian Government	512,316	1,698	(26,286)	487,728	Oct-24 / Oct-33	3.48	6.01	6.86	8.25
Global Bonds of the Republic of Peru	508,813	—	(55,527)	453,286	Jul-25 / Dec-32	—	—	5.18	5.60
Global Bonds of the Republic of Colombia	82,836	—	(2,026)	80,810	Mar-23 / Feb-24	—	—	6.07	6.23
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	44,234	—	(366)	43,868	Mar-23	2.28	2.28	—	—
Treasury Bonds of the United States of America	21,387	—	(3,661)	17,726	Nov-31 / Feb-32	—	—	3.85	3.85
Global Bonds of the United States of Mexico	18,240	—	(2,960)	15,280	Feb-34			6.06	6.06

Total	19,208,992	11,854	(2,504,329)	16,716,517

Accrued interest				322,425

Total				17,038,942

(*)
As of December 31, 2023 and 2022, Inteligo holds corporate bonds from several entities for approximately S/101,215,000 and S/116,603,000, respectively, which guarantee loans with Bank J. Safra Sarasin, see Note 12(d.12).

(**)
As of December 31, 2023 and 2022, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/887,454,000 and S/1,047,815,000, respectively, which guarantee loans with the BCRP, see Note 12(b). As of December 31, 2023, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/
629,265
,000, which guarantee loans with foreign banks, see Note 12(d.1).

(***)	As of December 31, 2023, Interbank maintains Negotiable Certificates of Deposits issued by the BCRP for approximately S/785,206,000, which guarantee loans with the BCRP, see Note 12(b).
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2023 and 2022. The amounts presented do not consider impairment.

	2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	4,261,926	—	—	4,261,926	2,271,038	—	—	2,271,038
Standard grade	15,898,382	750,179	—	16,648,561	13,499,740	945,321	—	14,445,061
Sub-standard grade	—	—			—	—
Impaired
Individual	—	—	1,697	1,697	—	—	418	418

Total	20,160,308	750,179	1,697	20,912,184	15,770,778	945,321	418	16,716,517

(c)
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the early recovery of the fair value, up to the maximum period for the early recovery or the due date.

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2023
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	15,770,778	945,321	418	16,716,517
New originated or purchased assets	5,810,766	—	—	5,810,766
Assets matured or derecognized (excluding write-offs)	(2,175,611)	(80,810)	—	(2,256,421)
Change in fair value	783,826	(58,954)	1,289	726,161
Transfers to Stage 1	161,781	(161,781)	—	—
Transfers to Stage 2	(109,392)	109,392	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(81,840)	(2,989)	(10)	(84,839)

End of year balances	20,160,308	750,179	1,697	20,912,184

	2023
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	10,822	29,600	13,552	53,974
New originated or purchased assets	1,689	—	—	1,689
Assets matured or derecognized (excluding write-offs)	(877)	(116)	—	(993)
Transfers to Stage 1	4,198	(4,198)	—	—
Transfers to Stage 2	(183)	183	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	(4,003)	3,414	—	(589)
Others (*)	(1,739)	9,120	—	7,381
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(30)	(16)	(370)	(416)

Expected credit loss at the end of the period	9,877	37,987	13,182	61,046

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

	2022
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	16,733,281	896,506	—	17,629,787
New originated or purchased assets	3,211,041	—	—	3,211,041
Assets matured or derecognized (excluding write-offs)	(1,939,686)	(10,531)	—	(1,950,217)
Change in fair value	(1,906,272)	(14,416)	(9,210)	(1,929,898)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(88,095)	88,095	—	—
Transfers to Stage 3	(2,162)	(7,805)	9,967	—
Write-offs	—	—	—	—
Foreign exchange effect	(237,329)	(6,528)	(339)	(244,196)

End of year balances	15,770,778	945,321	418	16,716,517

	2022
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,456	31,652	—	41,108
New originated or purchased assets	3,132	—	—	3,132
Assets matured or derecognized (excluding write-offs)	(416)	(46)	—	(462)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(105)	105	—	—
Transfers to Stage 3	(305)	(993)	1,298	—
Effect on the expected credit loss due to the change of the stage during the year	—	3,237	12,311	15,548
Others (*)	(1,186)	(4,282)	—	(5,468)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	246	(73)	(57)	116

Expected credit loss at the end of the period	10,822	29,600	13,552	53,974

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.
In the determination of the expected loss for the portfolio of financial investments, for the years 2023 and 2022; it has not been necessary to perform a subsequent adjustment to the model because it captures the expected loss in a satisfactory manner considering the Group portfolio investments.
As a result of the assessment of the impairment of its debt instruments at fair value through other comprehensive income, the Group recorded a loss of S/7,500,000 and S/12,752,000 during the year 2023 and 2022, respectively and a reversal of impairment of S/30,898,000 during the year 2021, which are presented in the caption “(Loss) recovery to impairment of financial investments” in the consolidated statement of income. The movement of unrealized results of investments at fair value through other comprehensive income, net of Income Tax and non-controlling interest, is presented in Notes 16(d) and (e).

(d)
As of December 31, 2023, investments at amortized cost corresponds mainly to Sovereign Bonds of the Republic of Peru issued in Soles for an amount of S/3,393,962,000, including accrued interest for an amount of S/86,652,000 (as of December 31, 2022, corresponds to Sovereign Bonds of the Republic of Peru issued in Soles for an amount of S/3,304,779,000, including accrued interest for an amount of S/71,640,000). Said investments present low credit risk and the impairment loss is not significant.

As of December 31, 2023, these investments have maturity dates that range from August 2024 to August 2037, have accrued interest at effective annual rates between 4.36 percent and 7.50 percent, and estimated fair value amounting to approximately S/3,277,672,000 (as of December 31, 2022, their maturity dates ranged from September 2023 to August 2037, accrued interest at effective annual rates between 4.29 percent and 6.64 percent, and its estimated fair value amounted to approximately S/2,949,507,000).
Additionally, as of December 31, 2023, term deposits mainly issued in Soles are held, for an amount of S/80,042,000, included accrued interest amounting to S/4,338,000. Said investments present low credit risk and the impairment loss is not material. As of December 31, 2023, the maturity of these investments fluctuates between April 2024 and February 2029, have accrued interest at an annual effective rate between 3.10 percent and 8.80 percent, and their estimated fair value amounts to approximately S/80,042,000.
During 2023, the Government of the Republic of Peru performed public offerings to repurchase certain sovereign bonds, with the purpose of renewing its debt and funding the fiscal deficit. Considering the purpose of this offering, subsequently to it, there should not be existing remaining sovereign bonds of the repurchased issuances or, in case of existing, they would become illiquid on the market. In that sense, Interbank took part of these public offering and sold to the Government of the Republic of Peru sovereign bonds classified as investments at amortized cost for approximately S/482,632,000, generating a loss amounting to S/490,000, which was recorded in the caption “Net gain on sale of financial investments” of the consolidated statement of income. Additionally, with the purpose of maintaining its asset management strategy, Interbank purchased simultaneously other sovereign bonds of the Republic of Peru for approximately S/488,127,000, and classified them as investments at amortized cost. In Management’s opinion and pursuant to IFRS 9, said transaction is congruent with the Group’s business model because although said sales were significant, they were infrequent and were performed with the sole purpose of facilitating the renewal and the funding of the fiscal deficit of the Republic of Peru, and thus the business model regarding these assets has always been to collection of the contractual cash flows.
As of December 31, 2023 and 2022, Interbank holds loans with the BCRP that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/2,058,931,000 and S/2,310,536,000, respectively; see Note 12(b).
As of December 31, 2023, Interbank holds loans with foreign banks that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/445,909,000; see Note 12(d.1) and (d.3).

(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2023	2022
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,169,491	1,517,075
Listed shares	253,203	315,820
Non-listed shares	122,482	74,430
Debt instruments
Negotiable Certificates of Deposits	6,075	—
Corporate, leasing and subordinated bonds	5,289	25,668

Total	1,556,540	1,932,993

As of December 31, 2023 and 2022, investments at fair value through profit or loss include investments held for trading for approximately S/194,033,000 and S/209,549,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/1,362,507,000 and S/1,723,444,000, respectively.
During the year 2023, the Group recognized losses from valuation of instruments at fair value through profit or loss for approximately S/53,134,000 (during the year 2022 recognized loss for S/303,733,000 and during the year 2021, recognized gains for S/123,372,000), which are part of caption “Net (loss) gain from financial assets at fair value through profit or loss” of the consolidated statement of income.
During the years 2023, 2022 and 2021, the Group has received dividends from these investments for approximately S/8,838,000, S/33,897,000 and S/2,536,000, respectively, which are presented in the caption “Interest and similar income” of the consolidated statement of income.

(f)	The composition of equity instruments measured at fair value through other comprehensive income is as follow:

	2023	2022
	S/(000)	S/(000)
Listed shares (g)	407,636	474,588
Non-listed shares	37,242	38,296

Total	444,878	512,884

As of December 31, 2023 and 2022, it corresponds to investments in shares in the biological sciences, distribution of machinery, energy, telecommunications, financial and general insurance consumption sectors that are listed on the domestic and foreign markets.

During the years 2023, 2022 and 2021, the Group received dividends from these investments for approximately S/33,941,000, S/45,031,000 and S/99,200,000, respectively, which are included in the caption “Interest and similar income” in the consolidated statement of income.

(g)
During the year 2023, the Group sold shares of several entities, which were irrevocably designated at fair value through other comprehensive income. The total amount of the sales amounted to S/80,372,000 generating total gains for approximately S/33,433,000 (in 2022, the sales amounted to S/345,791,000, generating total gain for approximately S/16,313,000; in 2021, the sales amounted to S/1,240,052,000, generating total losses for approximately S/180,905,000). In accordance with IFRS 9 and considering the classification of this investment said gains were reclassified to caption “Retained Earnings” of the consolidated statement of changes in equity.

In October 2021, the Group sold the 2,396,920 shares it held in InRetail Peru Corp. (a related entity), that represented 2.33 percent of its capital stock, which were irrevocably designated at fair value through other comprehensive income. The sale was trade through Lima Stock Exchange, at market value for a total amount of US$84,108,000, equivalent to S/341,646,000. Since the acquisition date, the Group had recorded a cumulative gain on valuation for approximately S/270,993,000. In accordance with the provisions of IFRS 9 and considering the classification of this investment; said gain was recorded as a decrease in the caption “Unrealized results, net” and an increase in the caption “Retained earnings” of the consolidated statements of changes in equity.

(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2023 and 2022 classified by contractual maturity (without including accrued interest):

	2023		2022
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,933,761	—	1,610,691	—
From 3 months to 1 year	2,279,986	634,133	152,533	494,872
From 1 to 3 years	2,347,378	485,590	1,160,014	640,314
From 3 to 5 years	1,660,263	146,633	2,329,056	443,799
From 5 years onwards	12,690,796	2,116,658	11,464,223	1,652,154
Equity instruments (without maturity)	444,878	—	512,884	—

Total	21,357,062	3,383,014	17,229,401	3,231,139

(i)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9. As of December 31, 2023 and 2022:

	2023
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,083,297	—	—	11,083,297
Corporate, leasing and subordinated bonds	7,909,365	750,179	1,697	8,661,241
Negotiable Certificates of Deposit issued by the BCRP	3,448,984	—	—	3,448,984
Bonds guaranteed by the Peruvian government	473,630	—	—	473,630
Global Bonds of the Republic of Peru	463,333	—	—	463,333
Treasury Bonds of the United States of America	73,330	—	—	73,330
Global Bonds of the United States of Mexico	15,678	—	—	15,678
Others	75,705	—	—	75,705

Total	23,543,322	750,179	1,697	24,295,198

	2022
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,839,920	—	—	9,839,920
Corporate, leasing and subordinated bonds	6,709,273	864,511	418	7,574,202
Variable interest Certificates of Deposit issued by the BCRP	1,434,836	—	—	1,434,836
Bonds guaranteed by the Peruvian government	487,728	—	—	487,728
Global Bonds of the Republic of Peru	453,286	—	—	453,286
Global Bonds of the Republic of Colombia	—	80,810	—	80,810
Negotiable Certificates of Deposit issued by the BCRP	43,868	—	—	43,868
Treasury Bonds of the United States of America	17,726			17,726
Global Bonds of the United States of Mexico	15,280	—	—	15,280

Total	19,001,917	945,321	418	19,947,656